ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
6.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

		As of
		December 31,
	Note	2020	2021

Guarantee liability	15	547,069	—
Accrued payroll and employee benefits		63,032	55,627
Collateral received in connection with a loan to a third party	4 (1)	—	18,141
Others		27,592	25,889
Total		637,693	99,657

Others mainly include value-added tax and other tax payables.